ADVANCED SERIES TRUST

AST Small-Cap Growth Portfolio

Supplement dated January 27, 2016 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Advanced Series Trust (the Trust) and should be retained for future reference. The AST Small-Cap Growth Portfolio (the Portfolio) referenced herein may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and the SAI.

The Board of Trustees of the Trust recently approved replacing Eagle Asset Management, Inc. (Eagle) as a subadviser to the Portfolio with UBS Asset Management (Americas) Inc. (UBS AM). Emerald Mutual Fund Advisers Trust, a wholly-owned subsidiary of Emerald Advisers, Inc., will continue to serve as a subadviser to the Portfolio. This change is expected to become effective on or about April 25, 2016.

To reflect this change, the Prospectus and the SAI are revised as follows, effective April 25, 2016:

I.	All references and information pertaining to Eagle are hereby deleted from the Prospectus and the SAI.

II.	The table in the “SUMMARY: AST SMALL-CAP GROWTH PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the Prospectus relating to the Portfolio is hereby revised by removing all references and information pertaining to Eagle and substituting it with the information set forth below relating to UBS AM:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	UBS Asset Management (Americas) Inc.*	David Wabnik	Head of US Small Cap Growth Equities, Senior Portfolio Manager, and Executive Director	April 2016
AST Investment Services, Inc.		Samuel Kim, CFA	Co-Portfolio Manager and Executive Director	April 2016

* UBS Asset Management (Americas) Inc. assumed subadviser responsibilities for a portion of the assets of the Portfolio on or about April 25, 2016.

III.	The two paragraphs comprising the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST SMALL-CAP GROWTH PORTFOLIO – Principal Investment Policies – Eagle” are hereby deleted and replaced with the following:

UBS Asset Management (Americas) Inc. (UBS AM) is responsible for managing a portion of the Portfolio’s assets. In selecting securities, UBS AM seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage. To this end, UBS AM considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. UBS AM may cause the Portfolio to invest in emerging growth companies, which are companies that UBS AM expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

IV.	The paragraph relating to Eagle in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – INVESTMENT SUBADVISERS” is hereby deleted and replaced with the following:

UBS Asset Management (Americas) Inc. (UBS AM), is located at 1285 Avenue of the Americas, New York, NY 10019. As of September 30, 2015, UBS AM had approximately $148 billion in assets under management. UBS AM, is an indirect, wholly owned subsidiary of UBS Group AG (“UBS”) and a member of the UBS Asset Management division, which had approximately $652 billion in assets under management as of September 30, 2015. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services industry.

V.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORTFOLIO MANAGERS – AST Small-Cap Growth Portfolio – Eagle Segment” is hereby deleted and replaced with the following:

UBS AM Segment. The portfolio managers primarily responsible for management of the segment of the Portfolio managed by UBS AM are David Wabnik and Samuel Kim, CFA. The portfolio managers have access to members of UBS AM's US Small Cap Growth investment team, each of whom has some responsibility for research and security selection. The portfolio managers also may have access to additional portfolio managers and analysts within the various asset classes and markets in which the Portfolio invests.

David Wabnik is Head of US Small Cap Growth Equities and a Senior Portfolio Manager at UBS Asset Management. Mr. Wabnik has been an employee of UBS Asset Management since 1995, an Executive Director of UBS Asset Management since 2001, and portfolio manager of the Portfolio since its inception.

Samuel Kim, CFA, is Co-Portfolio Manager and an Executive Director at UBS Asset Management. Mr. Kim has been an investment professional with UBS Asset Management since 2003.

VI.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Small-Cap Growth Portfolio	contractually waive 0.004% of the investment management fee

AST Small-Cap Growth Portfolio: The Manager has contractually agreed to waive 0.004% of its investment management fee, effective on or about April 25, 2016 through June 30, 2017. This waiver may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s Board of Trustees.

VII.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by removing all references and information pertaining to Eagle with respect to the Portfolio and substituting it with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Small-Cap Growth Portfolio*	UBS Asset Management (Americas) Inc.	0.40% of average daily net assets

* UBS Asset Management (Americas) Inc. assumed subadviser responsibilities for a portion of the assets of the Portfolio on or about April 25, 2016.

VIII.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by removing all references and information pertaining to Eagle with respect to the Portfolio and substituting it with the information set forth below:

Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*
UBS Asset Management (Americas) Inc.	David Wabnik	1/$177,000,000	2/$189,000,000	5/$247,000,000 2/$247,000,000	None
	Samuel Kim	1/$177,000,000	2/$189,000,000	5/$247,000,000 2/$247,000,000	None

*Information is as of December 31, 2015.

IX.	In Part I of the SAI, in the section entitled “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS –

COMPENSATION AND CONFLICTS OF INTEREST”, the existing discussion pertaining to is hereby deleted and the following new discussion pertaining to UBS AM is hereby added to the section:

Portfolio Manager Compensation – UBS AM

UBS Asset Management's (UBS AM) compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture with clear accountability. They also align the interests of investment professionals with those of our clients and other stakeholders. In general, the total compensation received by the portfolio managers and analysts at UBS Asset Management consists of two elements: a fixed component (base salary and benefits) and an annual discretionary performance award.

Fixed component (base salary and benefits):

•	Set with the aim of being competitive in the industry and monitored and adjusted periodically with reference to the relevant local labor market in order to remain so.
•	The fixed component is used to recognize the experience, skills and knowledge that each portfolio manager or analyst brings to their role.

Performance award:

•	Determined annually on a discretionary basis.
•	Based on the individual’s financial and non-financial contribution—as assessed through a rigorous performance assessment process—as well as on the performance of their respective function, of UBS Asset Management and of UBS as a whole.
•	Delivered in cash and, when total compensation is over a defined threshold, partly in deferral vehicles.
•	For awards subject to deferral, the deferred amount is calculated using graduated marginal deferral rates, which increase as the value of the performance award increases.
•	Deferred amounts are then delivered via two deferral vehicles – 75% in the UBS Asset Management Equity Ownership Plan (AM EOP) and 25% in the Deferred Contingent Capital Plan (DCCP):
•	AM EOP awards vest over five years with 40% of the award vesting in year two, 40% in year three and 20% in year five, provided the vesting conditions, including continued service, are met and the awards have not been forfeited on or before the vesting dates. The Notional Funds awarded under the AM EOP are aligned to selected UBS Asset Management funds. They provide for a high level of transparency and correlation between an employee’s compensation and the investment performance of UBS Asset Management. This alignment with UBS Asset Management funds enhances the alignment of investment professionals’ and other employees’ interests with those of our clients.
•	The DCCP was introduced for performance year 2012 onwards as a key component of UBS's compensation framework to align compensation incentives with the capital strength of the firm. Awards under the DCCP vest 100% in year five, subject to vesting conditions, including continued employment, and subject to forfeiture.

UBS Asset Management believes that these deferral plans reinforce the critical importance of creating long-term business value, with both plans serving as alignment and retention tools.

For UBS AM's Equities group, portfolio managers’ performance awards are linked with the investment performance of relevant client portfolios versus benchmark or other investment objectives and, where appropriate, peer strategies over one and three years. This is to ensure that long-term performance is the focus and that the interests of the portfolio managers are aligned with those of clients. For analysts, performance awards are, in general, based on the performance of some combination of model and/or client portfolios, generally evaluated over one and three years. This is coupled with a qualitative assessment of their contribution considering factors such as the quality of their research, stock recommendations and their communication within and between teams and with portfolio managers.

Potential Conflicts of Interest – UBS AM

UBS AM's management of the Portfolio and other accounts could result in potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Portfolio. A portfolio manager and his or her team manage the Portfolio and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS AM has adopted a Code of Ethics that governs such personal trading but there is no assurance that the Code will adequately address all such conflicts.

UBS Group AG (“UBS”), the parent company of UBS AM, is a worldwide full-service investment banking, broker-dealer, asset management and financial services organization. As a result, UBS AM and UBS (including, for these purposes, their directors, partners, officers and employees) worldwide, including the entities and personnel who may be involved in the investment activities and business operations of the Portfolio, are engaged in businesses and have interests other than that of managing the Portfolio. These activities and interests include potential multiple advisory, transactional, financial, consultative, and other interests in transactions, companies, securities and other instruments that may be engaged in, purchased or sold by the Portfolio. To address these potential conflicts, UBS and UBS AM have established various policies and procedures that are reasonably designed to detect and prevent these potential conflicts of interest and prevent clients from being disadvantaged.

UBS conducts extensive broker-dealer, banking and other activities around the world and provides investment banking, broker-dealer, prime brokerage, administrative and other services to clients which may involve markets and securities in which the

Funds invest. These activities will give UBS broad access to the current status of certain markets and investments. As a result of the activities described in this paragraph and the access and knowledge arising from those activities, parts of UBS may be in possession of information in respect of markets and investments, which, if known to UBS AM, might cause UBS AM to seek to dispose of, retain or increase interests in investments held by the Portfolio or acquire certain positions on behalf of the Portfolio. UBS will be under no duty to make any such information available to the Portfolio or personnel of UBS AM making investment decisions on behalf of the Portfolio and maintains information barriers designed to prevent the misuse of such information. In general, UBS AM personnel making investment decisions will make decisions based solely upon information known by such decision makers without regard to information known by other UBS personnel.

In conformance with the Portfolio's investment objectives and subject to compliance with applicable law, UBS AM may purchase securities for the Funds during an underwriting or other offering of securities in which a broker-dealer affiliate acts as a manager, co-manager, underwriter or placement agent, or receives a benefit in the form of management, underwriting, or other fees. Affiliates of UBS AM may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time, affiliates of UBS AM will be current investors in companies engaged in an offering of securities which UBS AM may purchase on behalf of its clients. Such purchases may provide a direct or indirect benefit to UBS AM's affiliates acting as a selling shareholder.

UBS AM may purchase or sell, or recommend for purchase or sale, for the Portfolio or its other accounts securities of companies: (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its affiliates have other confidential relationships; (iii) in which its affiliates maintain a position; (iv) for which its affiliates make a market; or (v) in which it or its officers, directors or employees or those of its affiliates own securities or otherwise have an interest. Except to the extent prohibited by law or regulation or by client instruction, UBS AM may recommend to the Portfolio or its other clients, or purchase for the Portfolio or its other clients, securities of issuers in which UBS has an interest.

From time to time and subject to client approval, UBS AM may rely on certain affiliates to execute trades for the Portfolio or its other accounts. For each security transaction effected by a UBS affiliate, UBS AM may compensate and such UBS affiliate may retain such compensation for effecting the transaction, and UBS AM may receive affiliated group credit for generating such business.

Transactions undertaken by UBS or client accounts managed by UBS (“Client Accounts”) may adversely impact the Portfolio. UBS and one or more Client Accounts may buy or sell positions while the Portfolio is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Portfolio.

X.	In Part II of the SAI, in the section entitled “APPENDIX II: Proxy Voting Policies Of The Subadvisers”, the existing discussion pertaining to Eagle is hereby deleted and the following new discussion pertaining to UBS AM is hereby added to the section:

Proxy Voting Policy – UBS AM

The following is a summary of UBS AM's proxy voting policy:

The proxy voting policy of UBS AM is based on its belief that voting rights have economic value and should be treated accordingly. Good corporate governance should in the long term, lead towards better corporate performance and improved shareholder value. Generally, UBS AM expects the boards of directors of companies issuing securities held by its clients to act in the service of the shareholders, view themselves as stewards of the company, exercise good judgment and practice diligent oversight of the management of the company. A commitment to acting in as transparent a manner as possible is fundamental to good governance. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical board behavior, there are certain principles, which provide evidence of good corporate governance. UBS AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS AM's proxy voting policy.

When UBS AM's view of a company's management is favorable, UBS AM generally supports current management initiatives. When UBS AM's view is that changes to the management structure would probably increase shareholder value, UBS AM may not support existing management proposals. In general, UBS AM generally exercises voting rights in accordance with the following principles: (1) with respect to board structure, (a) an effective chairman is key, (b) the roles of chairman and chief executive generally should be separated, (c) board members should have appropriate and diverse experience and be capable of providing good judgment and diligent oversight of management of the company, (d) the board should include executive and non-executive members, and (e) the non-executive members should provide a challenging, but generally supportive environment; and (2) with respect to board responsibilities, (a) the whole board should be fully involved in endorsing strategy and in all major strategic decisions, and (b) the board should ensure that at all times (i) appropriate management succession plans are in place; (ii) the interests of executives and shareholders are aligned; (iii) the financial audit is independent and accurate; (iv) the brand and reputation of the company is protected and enhanced; (v) a constructive dialogue with shareholders is encouraged; and (vi) it receives all the information necessary to hold management accountable. In addition, UBS AM focuses on the following areas of concern when voting its clients' securities: economic value resulting from acquisitions or disposals; operational performance; quality of management; independent non-executive board members not holding management accountable; quality of internal controls; lack of transparency; inadequate succession planning; poor approach to corporate social responsibility; inefficient management structure; and corporate activity designed to frustrate the ability of shareholders to hold the board accountable or realize the maximum value of their investment. UBS AM exercises its voting rights in accordance with overarching rationales outlined by its proxy voting policies and procedures that are based on the principles described above.

UBS AM has implemented procedures designed to address a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker-dealer activities. To address such conflicts, UBS AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker-dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS AM is aware of a conflict with respect to a particular proxy, the UBS AM Committee is notified and determines the manner in which such proxy is voted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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